Share-based payments (Details Narrative) € / shares in Units, € in Thousands						6 Months Ended	12 Months Ended
	Feb. 27, 2026 EUR (€) € / shares shares	Feb. 20, 2026 € / shares shares	Feb. 12, 2026 € / shares shares	Jul. 14, 2025	Aug. 05, 2021	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 EUR (€) shares	Jun. 30, 2026 $ / shares shares	Jun. 30, 2026 € / shares shares	Feb. 18, 2026 shares	Jan. 01, 2026 shares € / shares
IfrsStatementLineItems [Line Items]
Reverse share split				1-for-35	1-for-35		1-for-35
Options outstanding							312,573
Options outstanding unvested							583,812
Share based payments | €						€ 234	€ 1,533
Bevilacqua PLLC [member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares issued	71,429
Exercise price per share | € / shares	€ 0.88
Number of shares issued value | €	€ 53
Share based payments | €	€ 172
H and P Advisory Limited [member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares issued	398
Royal Uranium Inc [member] | Mineral and element advisory agreements [member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares issued		690,000
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Exercise price per share | $ / shares								$ 0.0035
Class A ordinary shares [member] | Royal Uranium Inc [member] | Mineral and element advisory agreements [member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares issued		95,000								95,000
Exercise price per share | € / shares		€ 3.34
Class A ordinary shares [member] | Mineral And Element Advisory Agreement [Member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares issued			45,000
Class A ordinary shares [member] | Mineral And Element Advisory Agreement [Member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares issued			95,000
Beneficial ownership description			Where an advisor’s holding would exceed a beneficial ownership limit of 4.99% (or 9.99%), the advisory fee shares are delivered as pre-funded warrants.
Class A Ordinary Shares One [member] | Mineral And Element Advisory Agreement [Member]
IfrsStatementLineItems [Line Items]
Exercise price per share | € / shares		€ 3.34	€ 5.83
Warrants outstanding term		1 year 6 months
Class A Ordinary Shares Two [member] | Mineral And Element Advisory Agreement [Member]
IfrsStatementLineItems [Line Items]
Exercise price per share | € / shares			9.72
Class A Ordinary Shares Three [member] | Mineral And Element Advisory Agreement [Member]
IfrsStatementLineItems [Line Items]
Exercise price per share | € / shares			€ 15.50
Prefunded Warrants [Member] | Royal Uranium Inc [member] | Mineral and element advisory agreements [member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares issued		190,000
Exercise price per share | € / shares		€ 3.34
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Restricted outstanding											102
Weighted average grant date fair value per share | € / shares									€ 805		€ 142.45
Number of ordinary shares issued								143	143